Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 0.8%
Howmet Aerospace, Inc.	6,592	$ 1,371,663
Automobile Components - 0.2%
Aptiv PLC (A)	3,462	262,247
BorgWarner, Inc.	740	35,083
		297,330
Automobiles - 1.0%
General Motors Co.	3,540	297,360
Tesla, Inc. (A)	3,250	1,398,832
		1,696,192
Banks - 4.9%
Bank of America Corp.	50,492	2,686,174
Citigroup, Inc.	5,781	668,919
JPMorgan Chase & Co.	13,118	4,012,665
U.S. Bancorp	18,296	1,026,589
		8,394,347
Beverages - 0.5%
Coca-Cola Co.	12,137	907,969
Biotechnology - 2.5%
AbbVie, Inc.	12,664	2,824,199
Gilead Sciences, Inc.	5,377	763,265
Regeneron Pharmaceuticals, Inc.	424	314,375
Vertex Pharmaceuticals, Inc. (A)	879	413,042
		4,314,881
Broadline Retail - 3.1%
Amazon.com, Inc. (A)	18,988	4,543,828
eBay, Inc.	7,917	722,189
		5,266,017
Building Products - 2.3%
Johnson Controls International PLC	16,051	1,914,242
Trane Technologies PLC	4,863	2,045,281
		3,959,523
Capital Markets - 2.6%
Goldman Sachs Group, Inc.	2,452	2,293,625
Morgan Stanley	1,625	297,050
S&P Global, Inc.	3,344	1,764,930
		4,355,605
Chemicals - 1.8%
Ecolab, Inc.	3,367	949,460
Linde PLC	4,777	2,182,946
		3,132,406
Communications Equipment - 2.0%
Arista Networks, Inc. (A)	5,002	708,983
Cisco Systems, Inc.	33,514	2,624,817
		3,333,800
Construction & Engineering - 0.2%
EMCOR Group, Inc.	516	371,897
Construction Materials - 0.0% *
CRH PLC	1	122
	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 1.7%
American Express Co.	5,571	$ 1,961,939
Capital One Financial Corp.	4,352	952,783
		2,914,722
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp.	2,086	299,195
Sprouts Farmers Market, Inc. (A)	2,763	195,924
		495,119
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	53,909	2,400,029
Electric Utilities - 1.2%
Duke Energy Corp.	5,792	702,859
Edison International	12,791	796,623
Exelon Corp.	3,414	152,879
FirstEnergy Corp.	6,955	329,250
		1,981,611
Electrical Equipment - 0.0% *
Eaton Corp. PLC	142	49,902
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	1,197	266,668
Energy Equipment & Services - 1.2%
Baker Hughes Co.	30,591	1,714,319
TechnipFMC PLC	6,472	360,620
		2,074,939
Entertainment - 1.2%
Electronic Arts, Inc.	5,450	1,111,364
Spotify Technology SA (A)	977	488,842
Take-Two Interactive Software, Inc. (A)	1,626	358,208
		1,958,414
Financial Services - 3.9%
Berkshire Hathaway, Inc., Class B (A)	1,130	542,999
Mastercard, Inc., Class A	5,405	2,912,160
PayPal Holdings, Inc.	1,012	53,322
Visa, Inc., Class A	9,809	3,156,831
		6,665,312
Food Products - 0.4%
Mondelez International, Inc., Class A	10,176	594,991
Ground Transportation - 1.7%
Uber Technologies, Inc. (A)	11,658	933,223
Union Pacific Corp.	8,117	1,908,307
		2,841,530
Health Care Equipment & Supplies - 1.8%
Edwards Lifesciences Corp. (A)	2,641	214,872
IDEXX Laboratories, Inc. (A)	2,618	1,755,264
ResMed, Inc.	1,738	448,943
STERIS PLC	2,643	694,052
		3,113,131
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	1,357	291,592
Transamerica Funds

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Cigna Group	1,845	$ 505,733
HCA Healthcare, Inc.	247	120,603
McKesson Corp.	1,157	961,710
		1,879,638
Health Care REITs - 0.0% *
Welltower, Inc.	344	64,796
Health Care Technology - 0.4%
Veeva Systems, Inc., Class A (A)	3,506	714,943
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc.	418	2,090,769
Las Vegas Sands Corp.	6,261	330,143
		2,420,912
Household Durables - 0.2%
NVR, Inc. (A)	33	251,979
Household Products - 2.5%
Church & Dwight Co., Inc.	5,325	512,531
Colgate-Palmolive Co.	5,315	479,891
Kimberly-Clark Corp.	5,108	510,749
Procter & Gamble Co.	17,770	2,696,953
		4,200,124
Industrial Conglomerates - 1.7%
3M Co.	5,155	789,540
Honeywell International, Inc.	9,424	2,144,148
		2,933,688
Industrial REITs - 0.6%
Prologis, Inc.	7,757	1,012,754
Insurance - 0.6%
Chubb Ltd.	1,751	542,039
Hartford Insurance Group, Inc.	2,882	389,243
		931,282
Interactive Media & Services - 6.4%
Alphabet, Inc., Class A	15,174	5,128,812
Alphabet, Inc., Class C	10,354	3,505,139
Meta Platforms, Inc., Class A	2,900	2,077,850
ZoomInfo Technologies, Inc. (A)	19,753	159,012
		10,870,813
IT Services - 0.4%
Accenture PLC, Class A	2,257	595,036
International Business Machines Corp.	439	134,641
		729,677
Machinery - 1.4%
Caterpillar, Inc.	2,415	1,587,524
Cummins, Inc.	1,402	811,506
		2,399,030
Media - 0.8%
New York Times Co., Class A	15,695	1,150,600
Paramount Skydance Corp., Class B	15,533	174,125
		1,324,725
	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.5%
Newmont Corp.	7,838	$ 880,599
Multi-Utilities - 1.1%
Public Service Enterprise Group, Inc.	5,488	451,992
Sempra	15,424	1,342,042
		1,794,034
Oil, Gas & Consumable Fuels - 1.3%
ConocoPhillips	20,672	2,154,643
Devon Energy Corp.	2,462	98,997
		2,253,640
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	6,341	417,808
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	34,926	1,922,676
Eli Lilly & Co.	3,640	3,775,226
Merck & Co., Inc.	18,546	2,045,068
		7,742,970
Professional Services - 1.1%
Automatic Data Processing, Inc.	7,576	1,869,908
Semiconductors & Semiconductor Equipment - 15.7%
Broadcom, Inc.	16,734	5,543,974
KLA Corp.	357	509,775
Lam Research Corp.	10,929	2,551,484
Micron Technology, Inc.	2,728	1,131,793
NVIDIA Corp.	77,937	14,896,099
QUALCOMM, Inc.	13,678	2,073,448
		26,706,573
Software - 10.0%
Adobe, Inc. (A)	6,834	2,004,070
Autodesk, Inc. (A)	1,250	316,088
Intuit, Inc.	3,890	1,940,799
Microsoft Corp.	24,629	10,597,612
Palo Alto Networks, Inc. (A)	126	22,298
Salesforce, Inc.	7,966	1,691,102
ServiceNow, Inc. (A)	4,580	535,906
		17,107,875
Specialized REITs - 0.2%
VICI Properties, Inc.	13,120	368,410
Specialty Retail - 2.9%
Best Buy Co., Inc.	14,843	966,279
Home Depot, Inc.	7,088	2,655,094
TJX Cos., Inc.	8,966	1,343,197
		4,964,570
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	33,808	8,772,500
Hewlett Packard Enterprise Co.	465	10,007
Seagate Technology Holdings PLC	808	329,414
Western Digital Corp.	1,915	479,190
		9,591,111
Transamerica Funds

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.5%
Ralph Lauren Corp.	1,414	$ 499,722
Tapestry, Inc.	2,435	309,026
		808,748
Tobacco - 0.4%
Altria Group, Inc.	11,796	731,234
Total Common Stocks (Cost $115,024,682)		167,729,961
EXCHANGE-TRADED FUND - 1.6%
U.S. Equity Fund - 1.6%
State Street SPDR S&P 500 ETF Trust (B)	4,040	2,795,559
Total Exchange-Traded Fund (Cost $2,716,390)		2,795,559

Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp.,
1.35% (C), dated 01/30/2026, to be
repurchased at $437,895 on 02/02/2026.
Collateralized by a U.S. Government
Obligation, 2.50%, due 03/31/2027, and
with a value of $446,618.
$ 437,845	$ 437,845
Total Repurchase Agreement (Cost $437,845)	437,845
Total Investments (Cost $118,178,917)	170,963,365
Net Other Assets (Liabilities) - (0.2)%	(415,842)
Net Assets - 100.0%	$ 170,547,523
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$167,729,961	$—	$—	$167,729,961
Exchange-Traded Fund	2,795,559	—	—	2,795,559
Repurchase Agreement	—	437,845	—	437,845
Total Investments	$170,525,520	$437,845	$—	$170,963,365
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(C)	Rate disclosed reflects the yield at January 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Large Core ESG

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Large Core ESG (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Large Core ESG

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds